Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplementary Cash Flow Information [Abstract]
Total Current Assets	$ 10,434	$ 9,708
Total Current Liabilities	7,362	6,210
Working Capital	$ 3,072	$ 3,498